Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred taxes [line items]
Deferred tax assets	$ 147	$ 113
Deferred tax liabilities	(93)	(95)
Deferred tax liability asset	54	18	$ (52)
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax assets	73
Deferred tax liability asset	127	103
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(87)	(89)
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ 14	$ 4